Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 97.11%
Communication services: 9.77%
Diversified telecommunication services: 1.34%
AT&T Incorporated	72,338	$ 2,017,507
Verizon Communications Incorporated	41,623	2,301,752
		4,319,259
Entertainment: 2.34%
Activision Blizzard Incorporated	13,552	1,295,707
Lions Gate Entertainment Class B †	49,360	618,974
Netflix Incorporated †	3,224	1,737,252
Roku Incorporated †	871	344,463
Take-Two Interactive Software Incorporated †	5,479	1,010,656
The Walt Disney Company	13,200	2,495,328
		7,502,380
Interactive media & services: 5.44%
Alphabet Incorporated Class A †	2,997	6,059,664
Alphabet Incorporated Class C †	3,055	6,222,607
Facebook Incorporated Class A †	18,830	4,850,985
Pinterest Incorporated Class A †	4,418	356,002
		17,489,258
Media: 0.57%
Comcast Corporation Class A	27,906	1,471,204
Discovery Incorporated Class A †	6,907	366,278
		1,837,482
Wireless telecommunication services: 0.08%
Telephone & Data Systems Incorporated	14,068	251,677
Consumer discretionary: 11.72%
Auto components: 0.20%
BorgWarner Incorporated	7,144	321,480
Gentex Corporation	9,171	324,470
		645,950
Automobiles: 1.54%
General Motors Company	19,105	980,660
Tesla Motors Incorporated †	5,870	3,965,185
		4,945,845
Diversified consumer services: 0.26%
Service Corporation International	17,493	835,466
Hotels, restaurants & leisure: 1.34%
Chipotle Mexican Grill Incorporated †	457	658,994
Las Vegas Sands Corporation	8,025	502,365
McDonald's Corporation	6,022	1,241,375
Royal Caribbean Cruises Limited	3,518	328,124
Starbucks Corporation	14,544	1,571,188
		4,302,046
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Household durables: 0.85%
D.R. Horton Incorporated	12,699	$ 976,172
Lennar Corporation Class A	4,115	341,422
NVR Incorporated †	158	711,133
PulteGroup Incorporated	16,093	725,955
		2,754,682
Internet & direct marketing retail: 3.71%
Amazon.com Incorporated †	3,672	11,357,239
Etsy Incorporated †	2,556	563,010
		11,920,249
Leisure products: 0.54%
Polaris Industries Incorporated	9,294	1,094,461
The Brunswick Corporation	7,180	634,497
		1,728,958
Multiline retail: 0.74%
Dollar General Corporation	3,926	741,975
Target Corporation	8,879	1,628,764
		2,370,739
Specialty retail: 1.89%
AutoZone Incorporated †	974	1,129,762
Best Buy Company Incorporated	12,057	1,209,920
Lowe's Companies Incorporated	1,829	292,183
The Home Depot Incorporated	12,193	3,149,940
Tractor Supply Company	1,803	286,605
		6,068,410
Textiles, apparel & luxury goods: 0.65%
lululemon athletica Incorporated †	1,040	324,147
Nike Incorporated Class B	13,075	1,762,249
		2,086,396
Consumer staples: 4.75%
Beverages: 0.69%
Monster Beverage Corporation †	6,243	547,761
PepsiCo Incorporated	4,286	553,708
The Coca-Cola Company	22,650	1,109,624
		2,211,093
Food & staples retailing: 1.24%
Costco Wholesale Corporation	6,004	1,987,324
Sysco Corporation	2,410	191,908
Walgreens Boots Alliance Incorporated	5,312	254,604
Walmart Incorporated	11,967	1,554,753
		3,988,589
Food products: 0.53%
General Mills Incorporated	8,587	472,371
Pilgrim's Pride Corporation †	20,646	462,264
Tyson Foods Incorporated Class A	11,270	762,641
		1,697,276
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Household products: 1.51%
Kimberly-Clark Corporation	6,801	$ 872,772
Spectrum Brands Holdings Incorporated	4,056	314,543
The Procter & Gamble Company	29,771	3,677,612
		4,864,927
Personal products: 0.22%
The Estee Lauder Companies Incorporated Class A	2,462	703,787
Tobacco: 0.56%
Altria Group Incorporated	15,713	685,087
Philip Morris International Incorporated	13,411	1,126,792
		1,811,879
Energy: 2.51%
Energy equipment & services: 0.10%
Helmerich & Payne Incorporated	11,131	319,794
Oil, gas & consumable fuels: 2.41%
Chevron Corporation	19,389	1,938,900
ConocoPhillips	17,622	916,520
Diamondback Energy Incorporated	12,599	872,859
EOG Resources Incorporated	13,695	884,149
Exxon Mobil Corporation	46,940	2,552,128
Valero Energy Corporation	7,434	572,269
		7,736,825
Financials: 11.58%
Banks: 4.26%
Bank of America Corporation	66,365	2,303,529
Citigroup Incorporated	21,168	1,394,548
Citizens Financial Group Incorporated	9,814	426,320
Huntington Bancshares Incorporated	41,048	629,676
JPMorgan Chase & Company	32,398	4,768,014
Popular Incorporated	7,456	498,210
Regions Financial Corporation	19,859	409,691
Signature Bank	5,379	1,174,451
US Bancorp	41,815	2,090,750
		13,695,189
Capital markets: 2.81%
Ameriprise Financial Incorporated	4,826	1,067,704
Bank of New York Mellon Corporation	32,584	1,373,741
BlackRock Incorporated	929	645,191
Intercontinental Exchange Incorporated	4,316	476,098
Morgan Stanley	19,452	1,495,275
Northern Trust Corporation	9,995	950,824
Raymond James Financial Incorporated	3,285	383,491
S&P Global Incorporated	1,366	449,906
T. Rowe Price Group Incorporated	3,299	534,900
The Goldman Sachs Group Incorporated	4,130	1,319,452
VIRTU Financial Incorporated Class A	12,356	336,948
		9,033,530
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Consumer finance: 0.41%
Capital One Financial Corporation	2,703	$ 324,874
SLM Corporation	37,180	587,072
Synchrony Financial	10,597	409,892
		1,321,838
Diversified financial services: 2.18%
Berkshire Hathaway Incorporated Class B †	17,710	4,259,432
Equitable Holdings Incorporated	54,037	1,597,874
Jefferies Financial Group Incorporated	39,481	1,146,528
		7,003,834
Insurance: 1.92%
Arch Capital Group Limited †	8,979	321,628
Brighthouse Financial Incorporated †	18,992	757,591
Everest Reinsurance Group Limited	1,520	367,551
Lemonade Incorporated †	2,598	326,802
MetLife Incorporated	28,207	1,624,723
Prudential Financial Incorporated	10,788	935,535
Reinsurance Group of America Incorporated	5,396	659,553
The Allstate Corporation	7,598	809,947
The Hartford Financial Services Group Incorporated	7,534	381,898
		6,185,228
Health care: 12.99%
Biotechnology: 1.76%
AbbVie Incorporated	22,216	2,393,552
Amgen Incorporated	5,938	1,335,575
Moderna Incorporated †	1,954	302,499
United Therapeutics Corporation †	6,611	1,105,227
Vertex Pharmaceuticals Incorporated †	2,388	507,569
		5,644,422
Health care equipment & supplies: 3.79%
Abbott Laboratories	19,936	2,387,934
ABIOMED Incorporated †	3,277	1,063,550
Baxter International Incorporated	9,025	701,152
Danaher Corporation	5,321	1,168,864
Edwards Lifesciences Corporation †	11,896	988,558
Globus Medical Incorporated Class A †	5,346	334,125
Hologic Incorporated †	8,204	591,426
Intuitive Surgical Incorporated †	1,760	1,296,768
Masimo Corporation †	2,125	532,801
Medtronic plc	23,768	2,780,143
Zimmer Biomet Holdings Incorporated	2,076	338,513
		12,183,834
Health care providers & services: 2.72%
AmerisourceBergen Corporation	9,225	933,755
Anthem Incorporated	3,113	943,830
Cardinal Health Incorporated	14,268	735,087
Cigna Corporation	4,877	1,023,682
CVS Health Corporation	11,619	791,602
Humana Incorporated	2,032	771,449
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
McKesson Corporation	10,365	$ 1,757,075
UnitedHealth Group Incorporated	5,417	1,799,636
		8,756,116
Health care technology: 0.49%
Veeva Systems Incorporated Class A †	5,648	1,582,061
Life sciences tools & services: 0.48%
Avantor Incorporated †	11,751	327,500
Thermo Fisher Scientific Incorporated	2,667	1,200,363
		1,527,863
Pharmaceuticals: 3.75%
Bristol-Myers Squibb Company	37,077	2,273,932
Eli Lilly & Company	3,943	807,881
Johnson & Johnson	29,456	4,667,598
Merck & Company Incorporated	20,749	1,506,792
Nektar Therapeutics †	16,547	375,451
Pfizer Incorporated	63,096	2,113,085
Royalty Pharma plc Class A	6,680	311,088
		12,055,827
Industrials: 8.81%
Aerospace & defense: 0.75%
General Dynamics Corporation	2,676	437,446
Lockheed Martin Corporation	5,933	1,959,373
		2,396,819
Air freight & logistics: 1.23%
Expeditors International of Washington Incorporated	12,727	1,168,848
FedEx Corporation	4,184	1,064,828
United Parcel Service Incorporated Class B	10,862	1,714,349
		3,948,025
Airlines: 0.35%
Delta Air Lines Incorporated	23,375	1,120,598
Building products: 0.76%
Carrier Global Corporation	27,640	1,009,689
Masco Corporation	27,138	1,444,284
		2,453,973
Commercial services & supplies: 0.80%
Copart Incorporated †	10,188	1,112,122
Republic Services Incorporated	6,119	545,142
Waste Management Incorporated	8,109	899,207
		2,556,471
Construction & engineering: 0.54%
Quanta Services Incorporated	20,565	1,724,375
Electrical equipment: 1.01%
AMETEK Incorporated	3,807	449,112
Eaton Corporation plc	11,573	1,506,689
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Electrical equipment (continued)
Generac Holdings Incorporated †	919	$ 302,866
Regal-Beloit Corporation	7,334	1,002,338
		3,261,005
Industrial conglomerates: 0.32%
Honeywell International Incorporated	5,035	1,018,832
Machinery: 1.97%
AGCO Corporation	8,483	1,098,379
Cummins Incorporated	7,249	1,835,447
Illinois Tool Works Incorporated	1,601	323,690
Oshkosh Corporation	10,395	1,101,870
Parker-Hannifin Corporation	3,341	958,733
The Timken Company	13,141	1,029,597
		6,347,716
Professional services: 0.22%
Leidos Holdings Incorporated	2,995	264,908
Manpower Incorporated	4,678	441,790
		706,698
Road & rail: 0.47%
Kansas City Southern	1,623	344,628
Schneider National Incorporated Class B	50,987	1,179,329
		1,523,957
Trading companies & distributors: 0.39%
W.W. Grainger Incorporated	3,367	1,254,915
Information technology: 27.46%
Communications equipment: 0.87%
Arista Networks Incorporated †	1,224	342,524
Cisco Systems Incorporated	54,881	2,462,510
		2,805,034
Electronic equipment, instruments & components: 0.49%
SYNNEX Corporation	8,445	752,956
Zebra Technologies Corporation Class A †	1,620	809,077
		1,562,033
IT services: 4.98%
Accenture plc Class A	7,933	1,990,390
Amdocs Limited	9,814	743,999
Cognizant Technology Solutions Corporation Class A	13,780	1,012,554
DXC Technology Company	14,508	365,892
Euronet Worldwide Incorporated †	2,239	336,544
Global Payments Incorporated	3,233	640,102
International Business Machines Corporation	3,251	386,641
MasterCard Incorporated Class A	8,400	2,972,340
PayPal Holdings Incorporated †	8,756	2,275,247
Square Incorporated Class A †	2,129	489,734
Twilio Incorporated Class A †	1,661	652,574
Visa Incorporated Class A	19,531	4,148,189
		16,014,206
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.16%
Applied Materials Incorporated	20,566	$ 2,430,696
Broadcom Incorporated	4,805	2,257,725
Enphase Energy Incorporated †	1,807	318,140
Intel Corporation	30,621	1,861,144
KLA Corporation	2,380	740,727
Lam Research Corporation	2,193	1,243,848
Micron Technology Incorporated †	15,494	1,418,166
NVIDIA Corporation	6,134	3,364,990
Qorvo Incorporated †	5,723	999,980
QUALCOMM Incorporated	14,295	1,946,836
		16,582,252
Software: 10.05%
Adobe Incorporated †	4,337	1,993,589
Autodesk Incorporated †	1,025	282,900
Cadence Design Systems Incorporated †	6,770	955,179
Crowdstrike Holdings Incorporated Class A †	6,851	1,479,816
DocuSign Incorporated †	1,244	281,965
Dropbox Incorporated Class A †	15,725	354,520
FireEye Incorporated †	15,213	293,915
Fortinet Incorporated †	8,056	1,360,256
HubSpot Incorporated †	969	499,035
Intuit Incorporated	4,314	1,683,064
Microsoft Corporation	70,473	16,376,516
Oracle Corporation	31,588	2,037,742
Paycom Software Incorporated †	692	258,974
Salesforce.com Incorporated †	8,227	1,781,146
ServiceNow Incorporated †	1,121	598,009
Slack Technologies Incorporated Class A †	7,249	296,702
Synopsys Incorporated †	2,806	688,059
The Trade Desk Incorporated †	330	265,779
Zoom Video Communications Incorporated †	2,145	801,393
		32,288,559
Technology hardware, storage & peripherals: 5.91%
Apple Incorporated	146,804	17,801,453
Dell Technologies Incorporated †	6,318	512,200
HP Incorporated	24,004	695,396
		19,009,049
Materials: 2.86%
Chemicals: 0.85%
Eastman Chemical Company	8,776	958,866
Element Solutions Incorporated	9,325	168,316
LyondellBasell Industries NV Class A	8,025	827,297
NewMarket Corporation	684	259,222
The Chemours Company	22,159	521,401
		2,735,102
Containers & packaging: 1.10%
Avery Dennison Corporation	3,345	586,077
Berry Global Group Incorporated †	14,332	793,993
Packaging Corporation of America	5,367	708,551
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Containers & packaging (continued)
Sealed Air Corporation	19,085	$ 799,662
WestRock Company	14,578	635,455
		3,523,738
Metals & mining: 0.91%
Newmont Corporation	11,484	624,500
Nucor Corporation	12,572	752,057
Reliance Steel & Aluminum Company	9,281	1,226,948
Steel Dynamics Incorporated	7,659	318,461
		2,921,966
Real estate: 2.82%
Equity REITs: 2.82%
Alexandria Real Estate Equities Incorporated	3,358	536,239
American Tower Corporation	6,883	1,487,623
AvalonBay Communities Incorporated	4,771	838,503
Equinix Incorporated	946	613,330
Essex Property Trust Incorporated	2,925	745,261
Gaming and Leisure Properties Incorporated	11,747	521,567
Invitation Homes Incorporated	34,390	1,002,125
Prologis Incorporated	18,043	1,787,520
SBA Communications Corporation	1,781	454,387
SL Green Realty Corporation	9,141	631,369
STORE Capital Corporation	13,879	464,114
		9,082,038
Utilities: 1.84%
Electric utilities: 0.96%
Exelon Corporation	3,312	127,843
NRG Energy Incorporated	34,798	1,270,475
PPL Corporation	13,178	345,132
The Southern Company	23,971	1,359,635
		3,103,085
Independent power & renewable electricity producers: 0.48%
AES Corporation	49,114	1,304,468
Vistra Energy Corporation	13,956	240,741
		1,545,209
Multi-utilities: 0.40%
Dominion Energy Incorporated	4,379	299,173
Sempra Energy	8,406	974,928
		1,274,101
Total Common stocks (Cost $218,769,052)		312,142,465

See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.52%
Investment companies: 2.52%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	8,092,934	$ 8,092,934
Total Short-term investments (Cost $8,092,934)				8,092,934
Total investments in securities (Cost $226,861,986)	99.63%			320,235,399
Other assets and liabilities, net	0.37			1,173,272
Total net assets	100.00%			$321,408,671

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$7,046,790	$(7,046,790)	$0	$0	$0		0	$201#
Wells Fargo Government Money Market Fund Select Class	8,289,328	101,131,709	(101,328,103)	0	0	8,092,934		8,092,934	3,712
				$0	$0	$8,092,934	2.52%		$3,913

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	41	3-19-2021	$8,030,049	$7,808,860	$0	$(221,189)
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  9

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Wells Fargo Disciplined Large Cap Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$31,400,056	$0	$0	$31,400,056
Consumer discretionary	37,658,741	0	0	37,658,741
Consumer staples	15,277,551	0	0	15,277,551
Energy	8,056,619	0	0	8,056,619
Financials	37,239,619	0	0	37,239,619
Health care	41,750,123	0	0	41,750,123
Industrials	28,313,384	0	0	28,313,384
Information technology	88,261,133	0	0	88,261,133
Materials	9,180,806	0	0	9,180,806
Real estate	9,082,038	0	0	9,082,038
Utilities	5,922,395	0	0	5,922,395
Short-term investments
Investment companies	8,092,934	0	0	8,092,934
Total assets	$320,235,399	$0	$0	$320,235,399
Liabilities
Futures contracts	$221,189	$0	$0	$221,189
Total liabilities	$221,189	$0	$0	$221,189
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio  |  11